UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2007

Check here if Amendment  (     ) ;   Amendment Number:
This Amendment    (Check only one.)  :   (     )     is a restatement.
                                         (     )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Atlas Advisers, Inc.
Address:       794 Davis Street
               San Leandro, CA 94577-6900

Form 13F File Number:      28-11000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          W. Lawrence Key
Title:         President,  Atlas Advisers, Inc.

Phone:         510-297-7432

Signature, Place, and Date of Signing:

/s/W. Lawrence Key                     San Leandro, CA            May 11, 2007
(Signature)                            (City, State)              (Date)

Report Type      (Check only one.):

(     ) 13F HOLDINGS REPORT.    (Check here if all holdings of this reporting
        manager are reported in this report.)

(  X  ) 13F NOTICE.             (Check here if no holdings reported are in this
        report, and all holdings are reported by other reporting manager(s).)

(     ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:
No.         Form 13F File Number        Name of Sub-adviser

1           028-203                     OppenheimerFunds, Inc.
2.          028-02924                   Turner Investment Partners, Inc.
3.          028-04884                   Renaissance Investment Management
4.          028-12016                   BlackRock Investment Management LLC


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